Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) PSU	Dec. 31, 2024 USD ($) PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	378,970	372,460
Beginning balance	$ 25,084	$ 21,126
Granted | PSU	78,390	135,220
Paid | PSU	(118,240)	(126,590)
Forfeited | PSU	(4,450)	(2,120)
Ending balance | PSU	334,670	378,970
Accrual related to the fair value of the PSUs outstanding	$ 26,352	$ 16,614
Foreign exchange adjustment	915	(1,478)
Paid	(17,209)	(11,129)
Forfeited	(323)	(49)
Ending balance	$ 34,819	$ 25,084